UNCONSOLIDATED STRUCTURED ENTITIES (Details) - COP ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of unconsolidated structured entities [line items]
Loans and advances to customers	$ 171,353,348	$ 163,583,285
Securitisation [Member]
Disclosure of unconsolidated structured entities [line items]
Total assets of the entities	2,842,268	1,969,887
Investments at fair value through profit or loss	198,115	196,927
Investments at fair value through other comprehensive income	179,405	209,164
Loans and advances to customers	0	0
Total assets in relation to The Bank's interests in the unconsolidated structured entities	377,520	406,091
The Bank's maximum exposure	377,520	406,091
Bank's managed funds [Member]
Disclosure of unconsolidated structured entities [line items]
Total assets of the entities	148,307,065	128,257,719
Investments at fair value through profit or loss	0	0
Investments at fair value through other comprehensive income	0	0
Loans and advances to customers	4,748,233	5,417,235
Total assets in relation to The Bank's interests in the unconsolidated structured entities	4,748,233	5,417,235
The Bank's maximum exposure	4,748,233	5,417,235
Total [Member]
Disclosure of unconsolidated structured entities [line items]
Total assets of the entities	151,149,333	130,227,606
Investments at fair value through profit or loss	198,115	196,927
Investments at fair value through other comprehensive income	179,405	209,164
Loans and advances to customers	4,748,233	5,417,235
Total assets in relation to The Bank's interests in the unconsolidated structured entities	5,125,753	5,823,326
The Bank's maximum exposure	$ 5,125,753	$ 5,823,326